SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Accounts receivable	$ 546	$ (70)	$ (11)
Inventory	453	78	153
Prepayments and other	53	(11)	(89)
Accounts payable and other	284	119	(322)
Changes in non-cash working capital, net	$ 1,336	$ 116	$ (269)